Offerings	Mar. 02, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value 28101/108 pence each
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "2020 Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480. The Registrants previously completed an offering on April 15, 2025 (the "2025 Offering") under the 2023 Registration Statement in the aggregate amount of $1,500,000,000 resulting in a fee offset claim of $228,956. The 2025 Offering resulted in an available fee offset of $1,207,524. (the "Remaining Fee Offset"). In accordance with Rules 456(b) and 457(r) under the Securities Act, each Registrant is deferring payment of all of the registration fee, except for the Remaining Fee Offset. To be issued by Diageo plc. The Ordinary Shares may be represented by American Depositary Shares, each of which represents four Ordinary Shares. American Depositary Receipts evidencing American Depositary Shares issuable on deposit of Ordinary Shares have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-186400).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "2020 Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480. The Registrants previously completed an offering on April 15, 2025 (the "2025 Offering") under the 2023 Registration Statement in the aggregate amount of $1,500,000,000 resulting in a fee offset claim of $228,956. The 2025 Offering resulted in an available fee offset of $1,207,524. (the "Remaining Fee Offset"). In accordance with Rules 456(b) and 457(r) under the Securities Act, each Registrant is deferring payment of all of the registration fee, except for the Remaining Fee Offset. To be issued by Diageo plc.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	(Guaranteed) Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "2020 Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480. The Registrants previously completed an offering on April 15, 2025 (the "2025 Offering") under the 2023 Registration Statement in the aggregate amount of $1,500,000,000 resulting in a fee offset claim of $228,956. The 2025 Offering resulted in an available fee offset of $1,207,524. (the "Remaining Fee Offset"). In accordance with Rules 456(b) and 457(r) under the Securities Act, each Registrant is deferring payment of all of the registration fee, except for the Remaining Fee Offset. Debt securities to be issued by Diageo plc. Guaranteed debt securities to be issued by Diageo Investment Corporation and Diageo Capital plc., as 100% owned finance company subsidiaries of Diageo plc.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "2020 Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480. The Registrants previously completed an offering on April 15, 2025 (the "2025 Offering") under the 2023 Registration Statement in the aggregate amount of $1,500,000,000 resulting in a fee offset claim of $228,956. The 2025 Offering resulted in an available fee offset of $1,207,524. (the "Remaining Fee Offset"). In accordance with Rules 456(b) and 457(r) under the Securities Act, each Registrant is deferring payment of all of the registration fee, except for the Remaining Fee Offset. To be issued by Diageo plc.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "2020 Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480. The Registrants previously completed an offering on April 15, 2025 (the "2025 Offering") under the 2023 Registration Statement in the aggregate amount of $1,500,000,000 resulting in a fee offset claim of $228,956. The 2025 Offering resulted in an available fee offset of $1,207,524. (the "Remaining Fee Offset"). In accordance with Rules 456(b) and 457(r) under the Securities Act, each Registrant is deferring payment of all of the registration fee, except for the Remaining Fee Offset. To be issued by Diageo plc.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "2020 Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480. The Registrants previously completed an offering on April 15, 2025 (the "2025 Offering") under the 2023 Registration Statement in the aggregate amount of $1,500,000,000 resulting in a fee offset claim of $228,956. The 2025 Offering resulted in an available fee offset of $1,207,524. (the "Remaining Fee Offset"). In accordance with Rules 456(b) and 457(r) under the Securities Act, each Registrant is deferring payment of all of the registration fee, except for the Remaining Fee Offset. To be issued by Diageo plc.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of the Debt Securities
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "2020 Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480. The Registrants previously completed an offering on April 15, 2025 (the "2025 Offering") under the 2023 Registration Statement in the aggregate amount of $1,500,000,000 resulting in a fee offset claim of $228,956. The 2025 Offering resulted in an available fee offset of $1,207,524. (the "Remaining Fee Offset"). In accordance with Rules 456(b) and 457(r) under the Securities Act, each Registrant is deferring payment of all of the registration fee, except for the Remaining Fee Offset. To be issued by Diageo plc. Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.